CAPITAL STOCK	12 Months Ended
Dec. 31, 2014
CAPITAL STOCK [Text Block]
8.	CAPITAL STOCK

Cancellation of shares

During the year ended December 31, 2012, a total of 68,300 common shares were re-purchased for $54,831 and cancelled.

During the year ended December 31, 2013, a total of 276,000 common shares were re-purchased for $110,546 and cancelled.

During the year ended December 31, 2014, a total of 452,500 common shares were re-purchased for $136,679 and cancelled.

Issuance of shares

In December 2012, the Company issued 1,929,000 units at CAD$0.85 per unit for gross proceeds of $1,660,025. A cash commission of $126,324 was paid in relation to this financing. Each unit was comprised of one common share and one-half common share purchase warrant. Each full warrant is convertible into a common share of the Company at the rate of CAD$1.00 per share for a period of two years, expiring December 21, 2014.

Stock options

At June 30, 2011, the Company adopted a new 10% rolling stock option plan (the “2011 Plan”) and cancelled the 2005 equity compensation plan. Pursuant to the 2011 Plan, the Company is entitled to grant options and reserve for issuance up to 10% of the shares issued and outstanding at the time of grant. The terms and conditions of any options granted, including the number and type of options, the exercise period, the exercise price and vesting provisions, are determined by the Compensation Committee which makes recommendations to the board of directors for their approval. The maximum term of options granted cannot exceed 10 years.

The TSX's rules relating to security-based compensation arrangements require that every three years after the institution of a security-based compensation arrangement which does not have a fixed maximum aggregate of securities issuable, all unallocated options must be approved by a majority of the Company's directors and by the Company's shareholders. The Board approved all unallocated options under the Option Plan on March 26, 2014 which was approved by the Company's shareholders at the annual and special meeting held on June 19, 2014.

At December 31, 2014, the following stock options were outstanding:

Number of	Exercise	Expiry Date
Options	Price

324,000	CDN$0.50	May 1, 2016
270,000	CDN$0.50	March 5, 2017
162,000	CDN$0.50	March 12, 2017
108,000	CDN$0.50	January 25, 2020
216,000	CAD$0.50	February 1, 2020
228,000	CDN$0.50	June 1, 2020
90,000	CDN$0.50	July 1, 2020
130,000	CDN$0.50	March 1, 2021
108,000	CDN$0.50	June 10, 2021
682,000	CDN$0.50	December 31, 2022
108,000	CDN$0.50	June 19, 2024

Stock option transactions and the number of stock options outstanding are summarized as follows:

	December 31, 2014		December 31, 2013		December 31, 2012
		Weighted		Weighted		Weighted
		Average	Number	Average		Average
	Number of	Exercise	of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price

Outstanding, beginning of year	2,489,000	$1.03	2,639,000	$1.02	2,067,000	$1.07
Granted	108,000	$0.43	—	—	682,000	0.85
Exercised	—	—	—	—	(110,000)	1.00
Cancelled/Expired	(171,000)	1.90	(150,000)	0.82	—	—

Outstanding, end of year	2,426,000	$0.43	2,489,000	$1.03	2,639,000	$1.02

Exercisable, end of year	2,426,000	$0.43	2,462,000	$1.02	2,552,000	$1.02

The aggregate intrinsic value for options vested as of December 31, 2014 is approximately $nil (December 31, 2013 - $nil, December 31, 2012 - $526,609) and for total options outstanding is approximately $nil (December 31, 2013 - $nil, December 31, 2012 - $604,429). The weighted average contractual term of stock options outstanding and exercisable as at December 31, 2014 is 5.05 years (December 31, 2013 – 5.86 years, December 31, 2012 – 6.50 years).

The fair value of stock options granted, vested, and modified during the period ended December 31, 2014 totaled $108,302 (December 31, 2013 - $58,055, December 31, 2012 - $1,041,591) which has been included in general and administrative expense.

During the year ended December 31, 2014, 2,147,000 options previously granted to insiders of the Company and 171,000 options previously granted to non-insiders of the Company were re-priced to $0.43 (CAD$0.50), resulting in a charge of $59,304 during the year. There were no modifications and no charges in 2013 (December 31, 2012 - $418,317). Certain option maturity terms were extended during the 2012 year to ten years from the original issuance of the options.

The following assumptions were used for the Black-Scholes valuation of stock options granted during the years ended December 31, 2014, December 31, 2013 and December 31, 2012:

	2014	2013	2012

Risk-free interest rate	1.75%	—	1.75%
Expected life	7.5 years	—	7.5 years
Annualized volatility	95.00	—	83.64
Dividend rate	—	—	—

The weighted average fair value of options granted in 2014 was $0.17 (2013 - $nil, 2012 - $0.73) .

The following assumptions were used for the Black-Scholes valuation of stock options amended during the years ended December 31, 2014, December 31, 2013 and December 31, 2012:

	2014	2013	2012

Risk-free interest rate	1.25%	1.75%	—
Expected life	5.0 years	5.0 years	—
Annualized volatility	45.00	75.00	—
Dividend rate	—	—	—

Warrants

At December 31, 2014, no warrants were outstanding. A total of 964,500 warrants expired unexercised during 2014.

Warrant transactions and the number of warrants outstanding are summarized as follows:

	2014		2013		2012

Balance, beginning of year	964,500	CAD$1.00	964,500	CAD$1.00	566,482	CAD$1.33
Issued	—		—		964,500	CAD$1.00
Exercised	—		—		—
Expired	(964,500)	CAD$1.00	—		(566,482)	CAD$1.33
Balance, end of year	—		964,500	CAD$1.00	964,500	CAD$1.00

Under US GAAP when the strike price of the warrants is denominated in a currency other than an entity's functional currency, the warrants would not be considered indexed to the entity's own stock, and would consequently be considered to be a derivative liability. The common share purchase warrants described above are denominated in CAD dollars and the Company's functional currency is the US dollar. As a result, the Company determined that these warrants are not considered indexed to the Company's own stock and characterized the fair value of these warrants as derivative liabilities upon issuance. The derivative will be subsequently marked to market through income.

The Company determined that the fair value of the warrant liability at December 31, 2014 to be $nil (December 31, 2013 - $992, December 31, 2012 - $339,589). The fair value of the warrants has been estimated at December 31, 2013 using the Black-Scholes Options Pricing Model, using a volatility of 30%, risk free interest rate of 0.102%, expected life of 6 months, and a dividend yield of nil.

The value at issuance was determined to be $275,735 based upon a Black-Scholes Options Pricing Model calculation. The fair value of the warrants has been initially estimated at December 21, 2012 using the Black-Scholes Options Pricing Model, using a volatility of 95%, risk free interest rate of 1.25%, expected life of 18 months, and a dividend yield of nil. The Company recorded the full value of the derivative as a liability at issuance and recognized the amount as financing expense in the consolidated statement of operations. At December 31, 2014, the fair value of the warrant liability was valued at $nil due to expiry (December 31, 2013 - $992, December 31, 2012 - $339,589) and the fair value adjustment was recognized in the consolidated statement of operations.